Shareholder Report, Line Graph (Details) 194902_Aristotle Short Duration Income Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 12,179	$ 11,515	$ 10,921	$ 10,840	$ 11,044	$ 10,343	$ 10,356	$ 10,043	$ 9,926	$ 9,698	$ 12,665
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
Bloomberg 1-3 Year US Government/Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-3 Year US Government/Credit
Accumulated Value	$ 11,749	$ 11,125	$ 10,750	$ 10,721	$ 11,043	$ 10,871	$ 10,401	$ 10,095	$ 10,071	$ 10,000	$ 12,213